Derivative Financial Instruments - Forward freight agreements and Foreign exchange forward swaps (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Derivative financial assets (liabilities)	$ (62,500)	$ 229,373
FFAs
Derivative Financial Instruments
Derivative financial assets (liabilities)		21,885
FXSs
Derivative Financial Instruments
Derivative financial assets (liabilities)	$ (62,500)	$ 207,488